Segment Analysis	6 Months Ended
Sep. 30, 2018
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Segment Analysis
4	SEGMENT ANALYSIS

Business Segments

The SMBC Group’s business segment information is prepared based on the internal reporting system utilized by management to assess the performance of its business segments.

The SMBC Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the International Business Unit and the Global Markets Business Unit, with the remaining operations recorded in Head office account and others.

Wholesale Business Unit

The Wholesale Business Unit provides financing, investment management, risk hedging, and settlement services as well as financial solutions that respond to wide-ranging client needs in relation to M&A and other advisory services and leasing, primarily for large-and mid-sized corporate clients in Japan. This business unit mainly consists of the wholesale businesses of SMBC, SMBC Nikko Securities Inc. (“SMBC Nikko Securities”), SMBC Trust Bank Ltd. (“SMBC Trust Bank”) and Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”).

Retail Business Unit

The Retail Business Unit provides financial services to both consumers residing in Japan and domestic small-sized companies, and mainly consists of the retail business of SMBC, SMBC Nikko Securities and SMBC Trust Bank together with the three consumer finance companies, Sumitomo Mitsui Card Company, Limited, Cedyna Financial Corporation and SMBC Consumer Finance Co., Ltd. This business unit offers a wide range of products and services for consumers, including wealth management, settlement services, consumer finance and housing loans, in order to address the financial needs of all individual customers. For small-sized companies, this business unit provides a wide array of financial products and services to comprehensively address business owners’ needs as both corporate managers and individuals such as business and asset succession.

International Business Unit

The International Business Unit supports the global businesses of a diverse range of clients, such as Japanese companies operating overseas, non-Japanese companies, financial institutions, and government agencies and public corporations of various countries. This business unit provides a variety of tailored products and services to meet customer and market requirements, including loans, deposits, clearing services, trade finance, project finance, loan syndication, derivatives, global cash management services, global vendor financing, leasing and securities business such as bond underwriting. This business unit mainly consists of the international businesses of SMBC, SMBC Nikko Securities, SMBC Trust Bank, SMFL and their foreign subsidiaries.

Global Markets Business Unit

The Global Markets Business Unit offers solutions through foreign exchange products, derivatives, bonds, stocks, and other marketable financial products and also undertakes asset liability management operations, which help comprehensively control balance sheet liquidity risks and interest rate risks. This business unit consists of the Treasury Unit of SMBC and the Product Unit of SMBC Nikko Securities.

Head office account and others

The Head office account and others represent the difference between the aggregate of the Wholesale Business Unit, the Retail Business Unit, the International Business Unit and the Global Markets Business Unit, and the SMBC Group as a whole. It mainly consists of administrative expenses related to headquarters operations and other subsidiaries and equity-method associates, including The Japan Research Institute, Limited and Sumitomo Mitsui Asset Management Company, Limited. It also includes internal transactions between the SMBC Group companies, which are eliminated in the consolidated financial statements.

Measurement of Segment Profit or Loss

The business segment information is prepared under the management approach. Consolidated net business profit is used as a profit indicator of banks in Japan. Consolidated net business profit of each segment is calculated by deducting general and administrative expenses (i.e., the total of personnel expense, non-personnel expense and tax), and by adding or deducting others (i.e., share of profit or loss of equity-method associates and cooperated profit and loss based on internal managerial accounting) to or from consolidated gross profits (i.e., the total of net interest income, trust fees, net fee and commission income, net trading income and net other operating income). While the SMBC Group’s disclosure complies with the requirements on segment information in accordance with IFRS, the figures reported to management and disclosed herein are prepared under accounting principles generally accepted in Japan (“Japanese GAAP”). Consequently, the business segment information does not agree with the figures in the consolidated financial statements under IFRS. These differences are addressed in the “Reconciliation of Segmental Results of Operations to Consolidated Income Statements.”

Information regarding the total assets of each segment is not used by management in deciding how to allocate resources and assess performance. Accordingly, total assets are not included in the business segment information.

Segmental Results of Operations

For the six months ended September 30, 2018:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others(3)	Total
	(In billions)
Consolidated gross profit(1)	¥383.1	¥633.0	¥338.1	¥200.2	¥(94.4)	¥1,460.0
General and administrative expenses	(171.1)	(508.7)	(156.0)	(27.2)	10.5	(852.5)
Others(2)	21.6	6.0	21.7	9.5	(25.9)	32.9

Consolidated net business profit	¥233.6	¥130.3	¥203.8	¥182.5	¥(109.8)	¥640.4

For the six months ended September 30, 2017:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others(3)	Total
	(In billions)
Consolidated gross profit(1)	¥362.0	¥633.0	¥311.0	¥196.4	¥(36.6)	¥1,465.8
General and administrative expenses	(171.0)	(506.1)	(139.2)	(26.6)	(51.7)	(894.6)
Others(2)	23.8	5.6	30.3	8.5	(38.1)	30.1

Consolidated net business profit	¥214.8	¥132.5	¥202.1	¥178.3	¥(126.4)	¥601.3

(1)

Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)	“Others” includes share of profit or loss of equity-method associates and cooperated profit and loss, that is, profit and loss double-accounted for in the managerial accounting.
(3)

The results of Kansai Urban Banking Corporation and THE MINATO BANK, LTD, which ceased to be our subsidiaries and became our equity-method associates in the fourth quarter of the previous fiscal year, are not included in consolidated gross profit and general and administrative expenses but included in others as share of profit or loss of equity-method associates for the six months ended September 30, 2018.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements

The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the six months ended September 30,
	2018	2017
	(In billions)
Consolidated net business profit	¥640.4	¥601.3
Differences between management reporting and Japanese GAAP:
Total credit costs	(5.0)	(34.1)
Gains on equity instruments	51.9	51.5
Extraordinary gains or losses and others	(12.1)	(6.7)

Profit before tax under Japanese GAAP	675.2	612.0

Differences between Japanese GAAP and IFRS:
Scope of consolidation	(2.7)	(3.7)
Derivative financial instruments	(45.7)	2.7
Investment securities	(18.1)	22.5
Loans and advances	(19.3)	(4.2)
Investments in associates and joint ventures	(17.3)	7.5
Property, plant and equipment	(1.1)	(0.8)
Lease accounting	(0.8)	(0.5)
Defined benefit plans	(25.8)	(6.1)
Foreign currency translation	(5.4)	(4.4)
Classification of equity and liability	6.0	5.0
Others	(3.6)	(12.7)

Profit before tax under IFRS	¥541.4	¥617.3

On April 1, 2018, the SMBC Group adopted IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers” retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 9 or IFRS 15. Therefore, the accounting standards under IFRS differ between the six months ended September, 2018 and 2017, when calculating the differences in profit before tax between Japanese GAAP and IFRS. See Note 2 “Summary of Significant Accounting Policies” for further information on accounting changes.